Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As of June 30, 2015 and December 31, 2014, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2015	December 31, 2014
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$204,286	$212,142
$20 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	—	20,000
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	131,250	135,625
$117 million loan facility	Hilda Knutsen	84,260	86,724
$117 million loan facility	Torill Knutsen	85,496	87,960
$172.5 million loan facility	Dan Cisne, Dan Sabia	113,540	58,770
$12.0 million Seller’s Credit		—	12,000

Total long-term debt		618,832	613,221

Less current installments		42,718	38,718
Less $12.0 million Seller’s Credit		—	12,000

Long-term debt, excluding current installments and Seller’s Credit		$576,114	$562,503

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $618.8 million as of June 30, 2015 is repayable as follows:

(US $ in thousands)	Period repayment	Balloon repayment
Remainder of 2015	$21,359	$—
2016	43,118	—
2017	43,518	—
2018	42,587	136,500
2019	23,332	237,678
2020 and thereafter	57,800	12,940

Total	$231,714	$387,118